Staff costs (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff Costs
Short term employee benefits	£ 668	£ 658	£ 472
Post-employment benefits	21	27	24
Termination benefits			30
Share-based payment	53	61	(472)
Total	£ 742	£ 746	£ 54